SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Amounts Paid for Interest and Income Taxes and Noncash Activities

Amounts paid for interest and income taxes and noncash activities are as follows (in thousands):

	2012	2011	2010
Cash paid during the year for:
Interest	$4,374	$5,289	$7,721
Income taxes	$2,438	$2,042	$2,415

Noncash investing activities:
Transfer of loans to other real estate owned	$728	$3,267	$698
Loans to facilitate the sale of other real estate owned	$1,480	$35	$160
Changes in unrealized holding gains and losses on available for sale securities	$291	$1,858	$(56)